Note 3 - Significant Accounting Policies and Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Significant Accounting Policies [Text Block]
3.     Significant Accounting Policies and Recent Accounting Pronouncements

We disclosed in Note 2 to our financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2014 those accounting policies that we consider significant in determining our results of operations and financial position. There have been no material changes to, or in the application of, the accounting policies previously identified and described in the Form 10-K.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2014-09,
Revenue from Contracts with Customers
(“ASU 2014-09”), which creates a new Topic, Accounting Standards Codification Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective for the Company beginning in 2017 and allows for either full retrospective adoption or modified retrospective adoption. We are currently evaluating the impact of the adoption of ASU 2014-09 on our financial statements.

There have been no other recent accounting pronouncements or changes in accounting pronouncements during the nine-month period ended September 30, 2015 which we expect to have a material impact on our financial statements.

2.	Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of GeoVax Labs, Inc. together with those of our wholly-owned subsidiary, GeoVax, Inc. All intercompany transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business for the twelve-month period following the date of these consolidated financial statements. We are devoting substantially all of our present efforts to research and development. We have funded our activities to date from government grants and clinical trial assistance, and from sales of our equity securities. We will continue to require substantial funds to continue these activities. We believe that our existing cash resources, combined with the proceeds from the NIH grants discussed in Note 5 and the net proceeds of the financing transaction discussed in Note 14, will be sufficient to fund our planned operations through the first quarter of 2016.

We expect we will need to raise additional funds to significantly advance our vaccine development programs and we are currently exploring sources of non-dilutive capital through government grant programs and clinical trial support. However, additional funding may not be available on favorable terms or at all. If we fail to obtain additional capital when needed, we may be required to delay, scale back, or eliminate some or all of our research and development programs as well as reduce our general and administrative expenses.

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2014-15,
Presentation of Financial Statements – Going Concern
(“ASU 2014-15”), which requires management of all entities to evaluate whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued, and to make certain disclosures if it concludes that substantial doubt exists or when its plans alleviate substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 is effective for the Company for annual reporting periods beginning in 2016 and for interim reporting periods starting in the first quarter of 2017. We are currently evaluating the impact of the adoption of ASU 2014-15 on our financial statements.

Development-Stage Enterprise

In June 2014, the FASB issued Accounting Standards Update 2014-10,
Development Stage Entities (Topic 915)
("ASU 2014-10")
.
The amendments in ASU 2014-10 remove the definition of a development stage entity from Topic 915, thereby removing the distinction between development stage entities and other reporting entities from U.S. generally accepted accounting principles (“GAAP”). In addition, the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information on the statements of income, cash flows, and shareholder’s equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. For public business entities, those amendments are effective for annual reporting periods beginning after December 15, 2014, and interim periods therein. Early adoption is permitted. We have evaluated this accounting standard and determined it to have a material impact on our financial statements. We adopted ASU-2014-10 effective June 30, 2014 and the effects of the adoption are reflected in our consolidated financial statements and footnotes contained herein.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Our cash and cash equivalents consist primarily of bank deposits and money market accounts. The recorded values approximate fair market values due to the short maturities.

Fair Value of Financial Instruments and Concentration of Credit Risk

Financial instruments that subject us to concentration of credit risk consist primarily of cash and cash equivalents, which are maintained by a high credit quality financial institution. The carrying values reported in the balance sheets for cash and cash equivalents approximate fair values.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Expenditures for maintenance and repairs are charged to operations as incurred, while additions and improvements are capitalized. We calculate depreciation using the straight-line method over the estimated useful lives of the assets which range from three to five years. We amortize leasehold improvements using the straight-line method over the term of the related lease.

Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net cash flows expected to be generated by such assets. If we consider such assets to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the expected future net cash flows from the assets.

Accrued Liabilities

As part of the process of preparing our financial statements, we estimate expenses that we believe we have incurred, but have not yet been billed by our third party vendors. This process involves identifying services and activities that have been performed by such vendors on our behalf and estimating the level to which they have been performed and the associated cost incurred for such service as of each balance sheet date.

Net Loss Per Share

Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. Common share equivalents consist of common shares issuable upon conversion of convertible preferred stock, and upon exercise of stock options and stock purchase warrants. All common share equivalents are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. Common share equivalents which could potentially dilute basic earnings per share in the future, and which were excluded from the computation of diluted loss per share, totaled approximately 6.6 million, 14.4 million, and 13.3 million at December 31, 2014, 2013 and 2012, respectively.

Revenue Recognition

We recognize revenue in accordance with U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 101,
Revenue Recognition in Financial Statements,
as amended by Staff Accounting Bulletin No. 104,
Revenue Recognition,
(“SAB 104”). SAB 104 provides guidance in applying GAAP to revenue recognition issues, and specifically addresses revenue recognition for upfront, nonrefundable fees received in connection with research collaboration agreements. During 2014, 2013 and 2012, our revenue consisted of grant funding received from the NIH (see Note 5). Revenue from these arrangements is approximately equal to the costs incurred and is recorded as income as the related costs are incurred.

In May 2014, the FASB issued Accounting Standards Update 2014-09,
Revenue from Contracts with Customers
(“ASU 2014-09”), which creates a new Topic, Accounting Standards Codification Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 is effective for the Company beginning in 2017 and allows for either full retrospective adoption or modified retrospective adoption. We are currently evaluating the impact of the adoption of ASU 2014-09 on our financial statements.

Research and Development Expense

Research and development expense primarily consists of costs incurred in the discovery, development, testing and manufacturing of our product candidates. These expenses consist primarily of (i) fees paid to third-party service providers to perform, monitor and accumulate data related to our preclinical studies and clinical trials, (ii) costs related to sponsored research agreements, (iii) the costs to procure and manufacture materials used in clinical trials, (iv) laboratory supplies and facility-related expenses to conduct development, and (v) salaries, benefits, and stock-based compensation for personnel. These costs are charged to expense as incurred.

Patent Costs

Our expenditures relating to obtaining and protecting patents are charged to expense when incurred, and are included in general and administrative expense.

Period to Period Comparisons

Our operating results are expected to fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not be relied upon as predictive of the results for future periods.

Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance unless, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized.

Stock-Based Compensation

We account for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date. Compensation cost for awards of common stock is estimated based on the price of the underlying common stock on the date of issuance. Compensation cost for stock options or warrants is estimated at the grant date based on each instrument’s fair value as calculated by the Black-Scholes option pricing model. We recognize stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period for the award. See Note 9 for additional stock-based compensation information.

Recent Accounting Pronouncements

Except as discussed above, there have been no recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements, nor do we believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on our financial statements.